Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our CEO and Non-CEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. More information on the Company’s compensation program and decisions for the 2022 performance year can be found in the “Compensation Discussion and Analysis” included in this Proxy Statement.
	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment based on:(3)		Net Income ($ Millions)(4)	Core Return on Average Tangible Stockholders’ Equity (%)(5)
Year					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,551,135	5,768,293	1,272,234	1,029,347	102.79	116.10	266	20.2
2021	4,427,813	4,769,225	1,354,207	1,430,129	103.73	124.74	266	16.3
2020	5,651,505	2,819,314	1,181,879	922,849	86.21	91.29	186	11.1

(1)
Robert S. Harrison was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2020	2021	2022
Alan H. Arizumi	Alan H. Arizumi	Alan H. Arizumi
Ravi Mallela	Ravi Mallela	Christopher L. Dods
Ralph M. Mesick	Ralph M. Mesick	Ravi Mallela
Lance A. Mizumoto	Lance A. Mizumoto	Ralph M. Mesick
	Mitchell E. Nishimoto	Lance A. Mizumoto

(2)
Compensation Actually Paid reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column reflect the aggregate grant date fair value of all equity awards reported in the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2022	4,551,135	—	(1,999,986)	—	3,217,144	5,768,293
2021	4,427,813	—	(1,999,976)	—	2,341,388	4,769,225
2020	5,651,505	(1,874,412)	(1,999,984)	—	1,042,205	2,819,314
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	1,272,234	—	(349,988)	—	107,101	1,029,347
2021	1,354,207	—	(391,985)	—	467,907	1,430,129
2020	1,181,879	—	(442,488)	—	183,458	922,849
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2022	2,316,288	737,481	163,375	—	3,217,144
2021	1,846,760	360,544	134,084	—	2,341,388
2020	1,947,850	(627,344)	(278,301)	—	1,042,205
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2022	405,340	103,608	16,590	(418,437)	107,101
2021	389,490	66,030	41,829	(29,442)	467,907
2020	430,942	(177,191)	(70,293)	—	183,458

(3)
The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KRX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Result is rounded to the nearest million dollars.

(5)
We determined Core Return on Average Tangible Stockholders’ Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2022, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. We compute our Core Return on Average Tangible Stockholders’ Equity as the ratio of core net income to average tangible stockholders’ equity, which is calculated by subtracting (and thereby effectively excluding) amounts related to the effect of goodwill from our average total common equity. Please see Annex A for further explanation and a reconciliation.

EXECUTIVE COMPENSATION

Company Selected Measure Name	Core Return on Average Tangible Stockholders’ Equity
Named Executive Officers, Footnote [Text Block]
(1)
Robert S. Harrison was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2020	2021	2022
Alan H. Arizumi	Alan H. Arizumi	Alan H. Arizumi
Ravi Mallela	Ravi Mallela	Christopher L. Dods
Ralph M. Mesick	Ralph M. Mesick	Ravi Mallela
Lance A. Mizumoto	Lance A. Mizumoto	Ralph M. Mesick
	Mitchell E. Nishimoto	Lance A. Mizumoto

Peer Group Issuers, Footnote [Text Block]
(3)
The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KRX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,551,135	$ 4,427,813	$ 5,651,505
PEO Actually Paid Compensation Amount	$ 5,768,293	4,769,225	2,819,314
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation Actually Paid reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column reflect the aggregate grant date fair value of all equity awards reported in the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2022	4,551,135	—	(1,999,986)	—	3,217,144	5,768,293
2021	4,427,813	—	(1,999,976)	—	2,341,388	4,769,225
2020	5,651,505	(1,874,412)	(1,999,984)	—	1,042,205	2,819,314
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	1,272,234	—	(349,988)	—	107,101	1,029,347
2021	1,354,207	—	(391,985)	—	467,907	1,430,129
2020	1,181,879	—	(442,488)	—	183,458	922,849
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2022	2,316,288	737,481	163,375	—	3,217,144
2021	1,846,760	360,544	134,084	—	2,341,388
2020	1,947,850	(627,344)	(278,301)	—	1,042,205
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2022	405,340	103,608	16,590	(418,437)	107,101
2021	389,490	66,030	41,829	(29,442)	467,907
2020	430,942	(177,191)	(70,293)	—	183,458

Non-PEO NEO Average Total Compensation Amount	$ 1,272,234	1,354,207	1,181,879
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,029,347	1,430,129	922,849
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation Actually Paid reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column reflect the aggregate grant date fair value of all equity awards reported in the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2022	4,551,135	—	(1,999,986)	—	3,217,144	5,768,293
2021	4,427,813	—	(1,999,976)	—	2,341,388	4,769,225
2020	5,651,505	(1,874,412)	(1,999,984)	—	1,042,205	2,819,314
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	1,272,234	—	(349,988)	—	107,101	1,029,347
2021	1,354,207	—	(391,985)	—	467,907	1,430,129
2020	1,181,879	—	(442,488)	—	183,458	922,849
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2022	2,316,288	737,481	163,375	—	3,217,144
2021	1,846,760	360,544	134,084	—	2,341,388
2020	1,947,850	(627,344)	(278,301)	—	1,042,205
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2022	405,340	103,608	16,590	(418,437)	107,101
2021	389,490	66,030	41,829	(29,442)	467,907
2020	430,942	(177,191)	(70,293)	—	183,458

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Core Return on Average Tangible Stockholders’ Equity
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Core Return on Average Tangible Stockholders’ Equity during the three most recently completed fiscal years. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. Please see Annex A for further explanation and a reconciliation.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW Regional Banking Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Core Return on Average Tangible Stockholders’ Equity
Core Return on Average Tangible Assets
Core Net Income
Efficiency Ratio
Total Shareholder Return

Total Shareholder Return Amount	$ 102.79	103.73	86.21
Peer Group Total Shareholder Return Amount	116.1	124.74	91.29
Net Income (Loss)	$ 266,000,000	$ 266,000,000	$ 186,000,000
Company Selected Measure Amount	20.2	16.3	11.1
PEO Name	Robert S. Harrison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on Average Tangible Stockholders’ Equity
Non-GAAP Measure Description [Text Block]
We determined Core Return on Average Tangible Stockholders’ Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2022, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. We compute our Core Return on Average Tangible Stockholders’ Equity as the ratio of core net income to average tangible stockholders’ equity, which is calculated by subtracting (and thereby effectively excluding) amounts related to the effect of goodwill from our average total common equity. Please see Annex A for further explanation and a reconciliation.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Return on Average Tangible Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,999,986	$ 1,999,976	$ 1,999,984
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,217,144	2,341,388	1,042,205
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,874,412
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,316,288	1,846,760	1,947,850
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	737,481	360,544	(627,344)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,375	134,084	(278,301)
PEO [Member] | Total – Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,217,144	2,341,388	1,042,205
Non-PEO NEO [Member] | Average Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,988	391,985	442,488
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,101	467,907	183,458
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	405,340	389,490	430,942
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,608	66,030	(177,191)
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,590	41,829	(70,293)
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,437)	(29,442)
Non-PEO NEO [Member] | Total – Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 107,101	$ 467,907	$ 183,458